Property, plant and equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017
Changes in property, plant, and equipment:
Foreign currency translation	€ 218,702,000	€ (680,715,000)
Changes in consolidation group	2,895,000	26,925,000
Additions	958,600,000	905,549,000
Reclassifications	(27,933,000)	(2,858,000)
Disposals	(300,262,000)	(338,467,000)
Property, plant and equipment	3,836,010,000	3,491,771,000		€ 7,655,397,000	€ 7,744,963,000
Depreciation expense	631,423,000	622,706,000	€ 594,019,000
Operating lease income	731,427,000	657,618,000
Gross Carrying Amount
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	3,836,010,000	3,491,771,000
Accumulated Amortization
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	4,671,389,000	4,163,626,000		4,163,626,000	4,165,337,000
Foreign currency translation	126,591,000	(362,836,000)
Changes in consolidation group	(6,051,000)	(6,445,000)
Additions	631,423,000	622,706,000
Reclassifications	(14,742,000)	(684,000)
Disposals	(229,458,000)	(254,452,000)
Property, plant and equipment	4,671,389,000	4,163,626,000		4,163,626,000	4,165,337,000
Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	8,507,399,000	7,655,397,000		7,655,397,000	7,744,963,000
Property, plant and equipment	8,507,399,000	7,655,397,000
Hyperinflation Carrying Amount [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	16,858,000
Property, plant and equipment	16,858,000
Hyperinflation Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	37,633,000
Property, plant and equipment	37,633,000
Hyperinflation Depreciation [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	20,775,000
Property, plant and equipment	20,775,000
Land
Changes in property, plant, and equipment:
Foreign currency translation	2,299,000	(4,528,000)
Changes in consolidation group	358,000	198,000
Additions	605,000	1,748,000
Reclassifications	490,000	298,000
Disposals	(1,405,000)	(6,217,000)
Property, plant and equipment	58,887,000	56,540,000		56,540,000	65,041,000
Land | Gross Carrying Amount
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	57,592,000	55,301,000
Foreign currency translation	57,592,000	55,301,000
Land | Accumulated Amortization
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	1,295,000	1,239,000		1,239,000	1,270,000
Foreign currency translation	38,000	(47,000)
Changes in consolidation group	0	0
Additions	0	0
Reclassifications	0	0
Disposals	18,000	16,000
Property, plant and equipment	1,295,000	1,239,000		1,239,000	1,270,000
Land | Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	58,887,000	56,540,000		56,540,000	65,041,000
Land | Hyperinflation Carrying Amount [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	1,581,000
Property, plant and equipment	1,581,000
Land | Hyperinflation Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	1,581,000
Property, plant and equipment	1,581,000
Buildings and improvements
Changes in property, plant, and equipment:
Foreign currency translation	108,998,000	(311,782,000)
Changes in consolidation group	692,000	8,971,000
Additions	67,272,000	40,577,000
Reclassifications	328,718,000	276,435,000
Disposals	(75,664,000)	(130,046,000)
Property, plant and equipment	3,311,704,000	2,881,688,000		2,881,688,000	2,997,533,000
Buildings and improvements | Gross Carrying Amount
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	1,493,651,000	1,301,585,000
Foreign currency translation	1,493,651,000	1,301,585,000
Buildings and improvements | Accumulated Amortization
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	1,818,053,000	1,580,103,000		1,580,103,000	1,624,145,000
Foreign currency translation	65,251,000	(174,475,000)
Changes in consolidation group	(1,484,000)	(426,000)
Additions	221,866,000	216,458,000
Reclassifications	(786,000)	(2,350,000)
Disposals	(46,897,000)	(83,249,000)
Property, plant and equipment	1,818,053,000	1,580,103,000		1,580,103,000	1,624,145,000
Buildings and improvements | Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	3,311,704,000	2,881,688,000		2,881,688,000	2,997,533,000
Buildings and improvements | Hyperinflation Carrying Amount [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	8,121,000
Property, plant and equipment	8,121,000
Buildings and improvements | Hyperinflation Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	13,575,000
Property, plant and equipment	13,575,000
Buildings and improvements | Hyperinflation Depreciation [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	5,454,000
Property, plant and equipment	5,454,000
Machinery and equipment
Changes in property, plant, and equipment:
Foreign currency translation	96,766,000	(314,568,000)
Changes in consolidation group	(2,576,000)	20,057,000
Additions	465,117,000	463,516,000
Reclassifications	29,325,000	47,169,000
Disposals	(220,753,000)	(198,689,000)
Property, plant and equipment	4,541,906,000	4,174,027,000		4,174,027,000	4,156,542,000
Machinery and equipment | Gross Carrying Amount
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	1,743,197,000	1,635,591,000
Foreign currency translation	1,743,197,000	1,635,591,000
Machinery and equipment | Accumulated Amortization
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	2,798,709,000	2,538,436,000		2,538,436,000	2,498,941,000
Foreign currency translation	58,817,000	(184,907,000)
Changes in consolidation group	(4,278,000)	(3,024,000)
Additions	400,439,000	395,570,000
Reclassifications	(13,986,000)	2,147,000
Disposals	(180,719,000)	(170,291,000)
Property, plant and equipment	2,798,709,000	2,538,436,000		2,538,436,000	2,498,941,000
Machinery and equipment | Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	4,541,906,000	4,174,027,000		4,174,027,000	4,156,542,000
Machinery and equipment | Hyperinflation Carrying Amount [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	6,500,000
Property, plant and equipment	6,500,000
Machinery and equipment | Hyperinflation Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	21,821,000
Property, plant and equipment	21,821,000
Machinery and equipment | Hyperinflation Depreciation [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	15,321,000
Property, plant and equipment	15,321,000
Machinery, equipment and rental equipment under capitalized leases
Changes in property, plant, and equipment:
Foreign currency translation	3,880,000	(6,825,000)
Changes in consolidation group	(98,000)	(3,082,000)
Additions	6,259,000	8,799,000
Reclassifications	665,000	(195,000)
Disposals	(1,888,000)	(1,339,000)
Property, plant and equipment	89,734,000	80,916,000		80,916,000	83,558,000
Machinery, equipment and rental equipment under capitalized leases | Gross Carrying Amount
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	36,402,000	37,068,000
Foreign currency translation	36,402,000	37,068,000
Machinery, equipment and rental equipment under capitalized leases | Accumulated Amortization
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	53,332,000	43,848,000		43,848,000	40,981,000
Foreign currency translation	2,485,000	(3,407,000)
Changes in consolidation group	(289,000)	(2,995,000)
Additions	9,118,000	10,678,000
Reclassifications	30,000	(481,000)
Disposals	(1,860,000)	(928,000)
Property, plant and equipment	53,332,000	43,848,000		43,848,000	40,981,000
Machinery, equipment and rental equipment under capitalized leases | Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	89,734,000	80,916,000		80,916,000	83,558,000
Construction in progress
Changes in property, plant, and equipment:
Foreign currency translation	6,759,000	(43,012,000)
Changes in consolidation group	4,519,000	781,000
Additions	419,347,000	390,909,000
Reclassifications	(387,131,000)	(326,565,000)
Disposals	(552,000)	(2,176,000)
Property, plant and equipment	505,168,000	462,226,000		462,226,000	442,289,000
Construction in progress | Gross Carrying Amount
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	505,168,000	462,226,000
Foreign currency translation	505,168,000	462,226,000
Construction in progress | Accumulated Amortization
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	0	0		0	0
Foreign currency translation	0	0
Changes in consolidation group	0	0
Additions	0	0
Reclassifications	0	0
Disposals	0	0
Property, plant and equipment	0	0		0	0
Construction in progress | Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	505,168,000	€ 462,226,000		€ 462,226,000	€ 442,289,000
Construction in progress | Hyperinflation Carrying Amount [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	656,000
Property, plant and equipment	656,000
Construction in progress | Hyperinflation Acquisition Or Manufacturing Costs [Member]
Changes in property, plant, and equipment:
Property, plant and equipment beginning balance	656,000
Property, plant and equipment	€ 656,000